Interest Expense and Finance Cost, Net	12 Months Ended
Dec. 31, 2013
INTEREST EXPENSE AND FINANCE COST, NET [Abstract]
INTEREST EXPENSE AND FINANCE COST, NET
NOTE 18: INTEREST EXPENSE AND FINANCE COST, NET
Interest expense and finance cost, net consist of the following:

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Interest expense	$ 105,422	$ 99,887	$ 101,011
Amortization of finance charges	5,383	6,309	5,198
Other	—	—	972
Total interest expense and finance cost, net	$ 110,805	$ 106,196	$ 107,181